Real Estate Investments (Annualized Rental Income by Major Tenants) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
SunTrust Bank [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	17.80%	17.90%	17.90%	17.90%
Sanofi US [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	11.40%	11.60%	11.60%	11.60%
C&S Wholesale Grocer [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.20%	10.40%	10.40%	10.40%